Related Party Transactions - Schedule of Related Party Balances Related to Discontinued Operations and Derecognized (Detail) (CNY) In Thousands, unless otherwise specified	Dec. 31, 2013
Related Party Transaction [Line Items]
Due from related parties, current	10,265
Loan to a noncontrolling shareholder, non-current	93,410
Due to related parties - current	(3,217)
Due to related parties - noncurrent	(26,828)
Xian New Changan Medical Investment Co Ltd [Member]
Related Party Transaction [Line Items]
Due from related parties, current	7,839
Loan to a noncontrolling shareholder, non-current	93,410
Due to related parties - current	(1,500)
Due to related parties - noncurrent	(7,527)
Shaanxi Juntai [Member]
Related Party Transaction [Line Items]
Due from related parties, current	2,426
Due to related parties - noncurrent	(19,301)
JYADK [Member]
Related Party Transaction [Line Items]
Due to related parties - current	(1,717)